Employee Compensation and Benefits - Employee Compensation and Benefits (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Cash-based employee compensation and benefits	$ 41,780	$ 44,302	$ 165,829		$ 169,862	$ 157,351
Partnership interest-based compensation	4,903	7,920	172,358	[1]	30,233	19,495
Carried interest compensation	6,860	2,190	34,260		38,842	31,780
Cash-based incentive fee related compensation	1,833	0	11,454		0	0
Other	941	1,065	4,564		4,030	1,788
Total employee compensation and benefits	$ 83,353	$ 55,477	$ 388,465	[1]	$ 242,967	$ 210,414

[1]	For discussion on the restatement adjustments, see Note 4.